Closure and Reclamation Provisions (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Current portion	$ 3,257	$ 841
Non-current provisions	27,868	15,102
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	15,943	14,233
Changes in estimate	14,670	1,538
Incurred and charged against the provision	(351)	(682)
Accretion	726	852
Effect of foreign exchange changes	137	2
Balance at ending	31,125	15,943
Current portion	3,257	841
Non-current provisions	27,868	15,102
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	10,800	9,624
Changes in estimate	394	1,266
Incurred and charged against the provision	(201)	(559)
Accretion	331	469
Balance at ending	11,324	10,800
Current portion	3,048	682
Non-current provisions	8,276	10,118
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	3,716	4,100
Changes in estimate	886	(624)
Incurred and charged against the provision	(150)	(123)
Accretion	259	361
Effect of foreign exchange changes	137	2
Balance at ending	4,848	3,716
Current portion	209	159
Non-current provisions	4,639	3,557
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	1,427	509
Changes in estimate	13,390	896
Accretion	136	22
Balance at ending	14,953	1,427
Non-current provisions	$ 14,953	$ 1,427